PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

Dear Stockholders:
  Through the nine months ended September 30, 1999, the Pacholder Fund, Inc.'s (the "Fund") total return was 0.61% compared to 1.17% for the CS First Boston Global High Yield IndexTM (the "Index"). During the quarter ended September 30, 1999, the Fund's total return was -3.49% compared to the Index return of - 1.60%. The Fund's underperformance in the third quarter was primarily due to its leverage as well as its higher exposure to credits rated single-B and below, which were more negatively impacted in the current environment than higher rated credits. In addition, the Fund does not invest in emerging market high yield debt, a segment of the market that posted strong results for the quarter.

Overview of Third Quarter 1999
  Interest rates fluctuated significantly during the quarter as the yield on the benchmark 10-Year Treasury Note ranged from 5.63% to 6.15%, and closed the quarter at 5.88%. September was the first month since March of this year that interest rates did not rise. Investors still have concerns about additional rate increases by the Federal Reserve. Although the Fed left short-term borrowing rates unchanged at its last scheduled meeting on October 5th, it shifted to a tightening bias, keeping interest rate worries alive.

  Spreads on high yield bonds widened during the quarter for a number of reasons. First, rising interest rates put pressure on most fixed income classes, including high yield. Second, outflows from open-end high yield bond funds forced some fund managers to sell bonds to raise cash for redemptions. Additionally, trading activity remained light, even after the traditionally slow Labor Day holiday. High yield trading desks are keeping their inventories low going into year-end, further restricting secondary trading activity. Due to these factors, the spread-to-Treasuries of the Index widened from 574 basis points on June 30, 1999 to 632 basis points on September 30, 1999. The average price of the Index continued to slide as interest rates rose and spreads widened, falling from 89.29% of par to 86.12% of par during the quarter.

  The Fund's portfolio is sufficiently diversified with investments in 134 companies across 28 different industries. Our highest portfolio concentration continues to be in the Telecommunications and Broadcasting segments of the market, areas that we believe will continue to provide good returns for the Fund. They account for 16.6% and 8.1% of the portfolio, respectively. Our investments in paging companies have been the only significant underperformers in the Telecommunications segment of the portfolio. However, we believe that our holdings in this area have good long-term value, and we expect these investments to recover as the sector continues to consolidate. Certain investments in the Food Service segment of the portfolio, most notably the restaurant portion, also underperformed during the quarter. On the positive side, we have seen a rebound in most of the Fund's investments that are tied to basic commodities due to the continued recovery of energy and forest product prices. We also had a few investments that outperformed the market due to merger and acquisition activity.

Performance Summary
  The performance of the Fund as compared to the Index is illustrated in the following table.

                       [PERFORMANCE CHART APPEARS HERE]

                            Performance Comparison*
                   (For the nine months ended September 30, 1999)

                                                                     Since
                                                        Nine       Inception
                                                       Months    (Annualized)**

     Pacholder Fund, Inc.***                            0.61%       10.48%

     CS First Boston Global High Yield Index(TM)        1.17%       10.00%

          *The CS First Boston High Yield Index(TM) is an unmanaged index that is widely used as a measurement of high yield market performance. These figures assume reinvestment of interest, dividends, and capital gains distributions and participation in rights offerings, as applicable. Past performance is no guarantee of future results.
         **Inception date--November 11, 1988.
        ***Return based on Net Asset Value.

  As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

Anthony L. Longi, Jr.
President

November 5, 1999

--------------------------------------------------------------------------------
PHF WEB SITE

  We are pleased to announce that we have created a web site for the Pacholder Fund, Inc. To access this site via the Internet type:

                                 www.phf-hy.com


  Included in the site is information on the Fund's NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest information available regarding the Fund.
--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN

  The Fund's Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Firstar Bank, N.A. Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cincinnati, OH 45201-1118, (800) 637-7549.

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 95.3%
AUTO PARTS & EQUIPMENT -- 4.5%
Dura Operating Corp., Sr Sub Nt, 9%, 5/1/09        $ 1,600 $  1,480,000   0.7%
Group 1 Automotive, Inc., Sr Sub Nt, 10.875%,
 3/1/09                                              1,500    1,425,000   0.7
Harvard Industries, Inc., Sr Sec Nt, 14.5%,
 9/1/03                                              1,500    1,710,000   0.9
Hayes Lemmerz Intl, Inc., Sr Sub Nt, 9.125%,
 7/15/07                                             1,500    1,410,000   0.7
JL French Automotive Castings, Inc., Sr Sub Nt,
 11.5%, 6/1/09/2/                                    1,000      987,500   0.5
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                             1,350    1,377,000   0.7
Safety Components International, Inc., Sr Sub Nt,
 10.125%, 7/15/07                                    1,000      650,000   0.3
                                                           ------------   ---
                                                              9,039,500   4.5
BEVERAGE & TOBACCO -- 0.5%
National Wine & Spirits, Inc., Sr Nt, 10.125%,
 1/15/09                                             1,000      992,500   0.5
                                                           ------------   ---
BROADCAST RADIO & TV -- 7.4%
Ackerly Group, Inc., Sr Sub Nt, 9%, 1/15/09          1,000      958,750   0.5
Citadel Broadcasting Company, Sr Sub Nt, 10.25%,
 7/1/07                                              1,500    1,537,500   0.8
Cumulus Media, Inc., Sr Sub Nt, 10.375%, 7/1/08      2,000    2,045,000   1.0
Granite Broadcasting Corp., Sr Sub Nt, 10.375%,
 5/15/05                                             2,375    2,422,500   1.2
Lamar Advertising Co., Sr Sub Nt, 9.25%, 8/15/07     1,000    1,000,000   0.5
Radio One, Inc., Sr Sub Nt, 7/12%, 5/15/04           2,220    2,275,500   1.1
Salem Communications, Sr Sub Nt, 9.5%, 10/1/07       1,000    1,000,000   0.5
Spanish Broadcasting System, Sr Nt, 12.5%,
 6/15/02                                               500      562,500   0.3
Spanish Broadcasting System, Sr Nt, 11%, 3/15/04     1,000    1,075,000   0.5
Tri-State Outdoor Media, Sr Nt, 11%, 5/15/08         2,000    1,965,000   1.0
                                                           ------------   ---
                                                             14,841,750   7.4

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
BUILDING -- 4.9%
American Builders & Contractors Supply Co., Inc.,
 Sr Sub Nt, 10.625%, 5/15/07                       $ 2,500 $  2,253,125   1.1%
Associated Materials, Inc., Sr Sub Nt, 9.25%,
 3/1/08                                              1,000      920,000   0.5
Fedders North America, Inc., Sr Sub Nt, 9.375%,
 8/15/07                                             1,500    1,455,000   0.7
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07       2,000    2,025,000   1.0
Omega Cabinets, Ltd, Sr Sub Nt, 10.5%, 6/15/07       2,250    2,182,500   1.1
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07       1,000      950,000   0.5
                                                           ------------   ---
                                                              9,785,625   4.9
BUSINESS SERVICES & EQUIPMENT -- 2.4%
Knoll Inc., Sr Sub Nt, 10.875%, 3/15/06              1,525    1,692,750   0.8
Pierce Leahy Command Corp., Sr Nt. 8.125%,
 5/15/08                                             1,000      930,000   0.5
Pierce Leahy Corp., Sr Sub Nt, 11.125%, 7/15/06      1,375    1,457,500   0.7
United Stationers Supply Co., Sr Sub Nt, 12.75%,
 5/1/05                                                833      895,475   0.4
                                                           ------------   ---
                                                              4,975,725   2.4
CABLE TELEVISION -- 2.9%
Avalon Cable of Michigan, LLC, Sr Sub Nt, 9.375%,
 12/1/08                                             1,000    1,000,000   0.5
Classic Communications, Inc., Sr Nt, 0/13.25%,
 8/1/09/2/                                           1,750    1,168,125   0.6
Fundy Cable Ltd., Sr Nt, 11%, 11/15/05               1,500    1,597,500   0.8
RCN Corp., Sr Nt, 10%, 10/15/07                      1,400    1,354,500   0.7
RCN Corp., Sr Disc Nt, 0/9.8%, 2/15/08               1,000      597,500   0.3
                                                           ------------   ---
                                                              5,717,625   2.9

--------------------------------------------------------------------------------

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
CHEMICALS/PLASTIC -- 4.0%
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04   $ 1,750 $  1,778,438   0.9%
Indesco International, Inc., Sr Sub Nt, 9.75%,
 4/15/08                                             1,750      997,500   0.5
Philipp Brothers Chemicals, Inc., Sr Sub Nt,
 9.875%, 6/1/08                                      1,750    1,592,500   0.8
Polymer Group, Inc., Sr Sub Nt, 9%, 7/1/07           1,500    1,425,000   0.7
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05       1,250    1,268,750   0.6
Tekni-Plex Inc., Sr Sub Nt, 9.25%, 3/1/08            1,000      960,000   0.5
                                                           ------------   ---
                                                              8,022,188   4.0
CLOTHING & TEXTILE -- 1.3%
Coyne International Enterprises Corp., Sr Sub Nt,
 11.25%, 6/1/08                                      2,500    2,250,000   1.1
Delta Mills, Inc., Sr Nt, 9.625%, 9/1/07               600      468,000   0.2
                                                           ------------   ---
                                                              2,718,000   1.3
CONTAINERS & GLASS PRODUCTS -- 0.5%
LLS Corp., Sr Sub Nt, 11.625%, 8/1/09/2/             1,000      990,000   0.5
                                                           ------------   ---
COSMETICS/TOILETRIES -- 0.6%
Drypers Corp., Sr Nt, 10.25%, 6/15/07                1,000      800,000   0.4
JB Williams Holdings Inc., Sr Nt, 12%, 3/1/04          375      376,875   0.2
                                                           ------------   ---
                                                              1,176,875   0.6
DRUGS -- 0.9%
King Pharmaceutical, Inc., Sr Sub Nt, 10.75%,
 2/15/09                                             1,250    1,287,500   0.6
Twin Laboratories, Inc., Sr Sub Nt, 10.25%,
 5/15/06                                               650      653,250   0.3
                                                           ------------   ---
                                                              1,940,750   0.9

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
ECOLOGICAL SERVICES & EQUIPMENT -- 2.5%
Allied Waste North America, Sr Sub Nt, 10%,
 8/1/09/2/                                         $ 1,750 $  1,601,250   0.8%
American Eco Corp., Sr Nt, 9.625%, 5/15/08           2,000    1,200,000   0.6
ICF Kaiser International Inc., Sr Sub Nt 13%,
 12/31/03                                            1,500      750,000   0.4
Norcal Waste Systems, Sr Nt, 13.5%, 11/15/05         1,250    1,340,625   0.7
                                                           ------------   ---
                                                              4,891,875   2.5
ELECTRONICS/ELECTRIC -- 6.3%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07              1,500    1,485,000   0.7
Communications Instruments, Inc., Sr Sub Nt, 10%,
 9/15/04                                             2,130    1,778,550   0.9
Dialog Corp., Sr Sub Nt, 11%, 11/15/07               2,000    1,745,000   0.9
Elgar Holdings, Inc., Sr Nt, 9.875%, 2/1/08          1,000      778,750   0.4
Flextronics Int'l Ltd, Sr Sub Nt, 8.75%, 10/15/07    1,820    1,792,700   0.9
Viasystems, Inc., Sr Sub Nt, 9.75%, 6/1/07           2,500    2,150,000   1.1
Wesco Distribution, Inc., Sr Sub Nt, 9.125%,
 6/1/08                                              2,500    2,337,500   1.2
Windmere-Durable Holdings, Inc., Sr Sub Nt, 10%,
 7/31/08                                               500      480,000   0.2
                                                           ------------   ---
                                                             12,547,500   6.3
EQUIPMENT LEASING -- 1.6%
Coinmach Corp., Ser D Sr Nt, 11.75%, 11/15/05        1,750    1,850,625   0.9
United Rentals, Inc., Sr Sub Nt, 9.5%, 6/1/08        1,000      980,000   0.5
United Rentals, Inc., Sr Sub Nt, 9%, 4/1/09            500      471,250   0.2
                                                           ------------   ---
                                                              3,301,875   1.6

--------------------------------------------------------------------------------

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
FOOD SERVICE -- 5.8%
American Restaurant Group, Inc., Sr Nt, 11.5%,
 2/15/03                                           $ 1,250 $  1,062,500   0.5%
American Rice, Inc., Bank Debt, 10.75%,
 5/31/99/3/                                            419      314,557   0.2
Ameriserve Food Distribution, Inc., Sr Sub Nt,
 8.875%, 10/15/06                                    1,250      981,250   0.5
Apple South, Inc., Sr Nt, 9.75%, 6/1/06              1,500    1,335,000   0.7
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09         500      420,000   0.2
Domino's, Inc., Sr Sub Nt, 10.375%, 1/15/09          1,625    1,527,500   0.8
Foodmaker Corp., Sr Nt, 9.75%, 11/1/03               1,000    1,017,500   0.5
Fresh Foods, Inc., Sr Nt, 10.75%, 6/1/06             2,500    2,300,000   1.1
TPI Enterprises, Sub Deb, 8.25%, 7/15/02             1,440      792,000   0.4
Volume Services America, Inc., Sr Sub Nt, 11.25%,
 3/1/09/2/                                           1,750    1,741,250   0.9
                                                           ------------   ---
                                                             11,491,557   5.8
FOREST PRODUCTS -- 4.8%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%, 7/15/07     3,000    3,307,500   1.6
American Tissue, Inc., Sr Sec Nt, 12.5%,
 7/15/06/2/                                          1,500    1,417,500   0.7
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00                                             2,250    1,833,750   0.9
Millar Western Forest Products Ltd, Sr Nt,
 9.875%, 5/15/08                                     1,500    1,443,750   0.7
Riverwood Int'l Corp., Sr Nt, 10.875%, 4/1/08        2,000    1,870,000   0.9
                                                           ------------   ---
                                                              9,872,500   4.8

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
HEALTH CARE -- 2.5%
Concentra Operating Corp., Sr Sub Nt, 13%,
 8/15/09/2/                                        $ 1,250 $  1,251,562   0.6%
Fisher Scientific International, Inc., Sr Sub Nt,
 9%, 2/1/08                                          1,100    1,025,750   0.5
Fisher Scientific International, Inc., Sr Sub Nt,
 Add-on, 9%, 2/1/08                                    225      209,813   0.1
Hanger Orthopedic Group, Inc., Sr Sub Nt, 11.25%,
 6/15/09/2/                                          1,000    1,000,000   0.5
Rose Hills Co., Sr Sub Nt, 9.5%, 11/15/04            1,750    1,540,000   0.8
                                                           ------------   ---
                                                              5,027,125   2.5
HOME FURNISHINGS -- 1.2%
Home Products Intl, Inc., Sr Sub Nt, 9.625%,
 5/15/08                                             1,500    1,335,000   0.7
Mattress Discounters Co., Sr Nt w/warrant,
 12.625%, 7/15/07/2/                                 1,000      945,000   0.5
                                                           ------------   ---
                                                              2,280,000   1.2
HOTEL & CASINOS -- 2.8%
Aladdin Gaming, Sr Disc Nt, 0/13.5%, 3/1/10          2,750    1,072,500   0.5
Hollywood Park, Inc., Sr Sub Nt, 9.5%, 8/1/07        1,250    1,218,750   0.6
Lodgian Financing Corp., Sr Sub Nt, 12.25%,
 7/15/09/2/                                          1,000      980,000   0.5
Prime Hospitality Corp., 1st Mtg, 9.25%, 1/15/06     1,000      990,000   0.5
Prime Hospitality Corp., Sr Sub Nt, 9.75%, 4/1/07    1,375    1,340,625   0.7
                                                           ------------   ---
                                                              5,601,875   2.8

--------------------------------------------------------------------------------

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets
------------------------------------------------------------------------------
INDUSTRIAL EQUIPMENT -- 5.3%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08    $ 2,000 $  1,720,000   0.9%
Columbus McKinnon Corp., Sr Sub Nt, 8.5%, 4/1/08    1,250    1,121,875   0.6
Elgin National Industries, Sr Nt, 11%, 11/1/07      1,000      910,000   0.5
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                           2,500    1,931,250   1.0
Jackson Products, Inc., Sr Sub Nt, 9.5%, 4/15/05    2,000    1,840,000   0.9
Precision Partners, Inc., Sr Sub Nt, 12%,
 3/15/09/2/                                         1,175    1,057,500   0.5
Simonds Industries, Inc., Sr Sub Nt, 10.25%,
 7/1/08                                             1,800    1,530,000   0.8
Spincycle, Inc., Sr Disc Nt, 0/12.75%, 5/1/05         750      114,375   0.1
                                                          ------------   ---
                                                            10,225,000   5.3
LEISURE -- 2.6%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07                                   1,500    1,413,750   0.7
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06             1,520    1,504,800   0.7
SFX Entertainment, Inc., Sr Sub Nt, 9.125%,
 12/1/08                                            2,500    2,375,000   1.2
                                                          ------------   ---
                                                             5,293,550   2.6
NON-FERROUS METALS -- 2.7%
Better Minerals and Aggregates Co., Sr Sub Nt,
 13%, 9/15/09/2/                                    1,250    1,254,688   0.6
Easco Corp., Sr Nt, 10%, 3/15/01                    1,000    1,008,750   0.5
Echo Bay Mines Ltd., Jr Sub Debs, 11%, 4/1/27       1,000      600,000   0.3
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09          1,625    1,576,250   0.8
Renco Metals Inc., Sr Nt, 11.5%, 7/1/03             1,000      910,000   0.5
                                                          ------------   ---
                                                             5,349,688   2.7

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
OIL & GAS -- 2.4%
Giant Industries Inc., Sr Sub Nt, 9.75%, 11/15/03  $   875 $    859,687   0.4%
Giant Industries Inc., Sr Sub Nt, 9%, 9/1/07         1,000      920,000   0.5
Northern Offshore ASA, Sr Nt, 10%, 5/15/05           1,000      610,000   0.3
TransContinental Corp., Sr Sec Nt, 15%,
 12/1/03/2/                                          1,604    1,491,487   0.7
TransContinental Corp., Sr Sec Nt, Add On, 15%,
 12/1/03/2/                                          1,069      994,324   0.5
                                                           ------------   ---
                                                              4,875,498   2.4
PUBLISHING -- 3.8%
Liberty Group Publishing, Inc., Sr Sub Nt,
 9.375%, 2/1/08                                      2,000    1,800,000   0.9
Liberty Group Publishing, Inc., Sr Disc Nt,
 0/11.625%, 2/1/09                                   1,125      540,000   0.3
Perry-Judd, Sr Sub Nt, 10.625%, 12/15/07             2,750    2,502,500   1.2
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09      3,000    2,880,000   1.4
                                                           ------------   ---
                                                              7,722,500   3.8
RETAILERS -- 3.9%
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                              1,500    1,477,500   0.7
Frank's Nursery & Crafts, Sr Sub Nt, 10.25%,
 3/1/08                                              1,750    1,487,500   0.7
G&G Retail, Inc., Sr Sub Nt, 11%, 5/15/06/2/         1,750    1,594,688   0.8
Herff Jones Inc., Sr Sub Nt, 11%, 8/15/05            1,250    1,326,562   0.7
Travelcenters of America, Sr Sub Nt, 10.25%,
 4/1/07                                              2,000    1,970,000   1.0
                                                           ------------   ---
                                                              7,856,250   3.9
STEEL -- 1.3%
NS Group, Inc., Sr Nt, 13.5%, 7/15/03                2,500    2,587,500   1.3
                                                           ------------   ---

--------------------------------------------------------------------------------

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets
------------------------------------------------------------------------------
TELECOMMUNICATIONS/CELLULAR COMMUNICATION -- 14.7%
Alaska Communications Systems Holdings, Inc., Sr
 Sub Nt, 9.375%, 5/15/09/2/                       $ 1,000 $    940,000   0.5%
Arch Communications Group, Inc., Sr Nt, 12.75%,
 7/1/07                                               750      526,875   0.3
Arch Communications Group, Inc., Sr Nt, 14%,
 11/1/04                                            1,250    1,100,000   0.5
CCPR Services, Inc., Sr Sub, 10%, 2/1/07            2,250    2,432,813   1.2
Centennial Cellular, Sr Sub Nt, 10.75%, 12/15/08    2,375    2,470,000   1.2
Convergent Communications, Inc., Sr Nt, 13%,
 4/1/08                                             3,750    2,803,125   1.4
Crown Castle Int'l Corp., Sr Nt, 0/10.375%,
 5/15/11                                            1,500      855,000   0.4
Crown Castle Int'l Corp., Sr Sub Nt, 9.5%,
 8/1/11/2/                                          1,000      950,000   0.5
Dobson/Sygnet Communications Corp., Sr Nt,
 12.25%, 12/15/08                                   1,750    1,828,750   0.9
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%, 3/1/08     5,000    1,750,000   0.9
FaciliCom International, Sr Nt, 10.5%, 1/15/08      2,000    1,620,000   0.8
GCI, Inc., Sr Nt, 9.75%, 8/1/07                     2,500    2,400,000   1.2
GlobeNet Communications Group, Ltd., Sr Nt, 13%,
 7/15/07/2/                                         1,750    1,717,187   0.9
Metrocall Inc., Sr Sub Nt, 10.375%, 10/1/07         2,500    1,625,000   0.8
Paging Network do Brasil Holding Co. LLC, Sr Nt,
 13.5%, 6/6/05                                        500      102,500   0.1
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08               1,000      520,000   0.3
Phonetel Technologies, Inc., Sr Nt, 12%,
 12/15/06/4/                                        3,775      679,500   0.3
Price Communications Wireless, Inc., Sr Sec Nt,
 9.125%, 12/15/06                                   1,000    1,017,500   0.5
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08    2,050    2,101,250   1.0
Splitrock Services, Inc., Sr Nt, 11.75%, 7/15/08    2,250    2,025,000   1.0
                                                          ------------  ----
                                                            29,464,500  14.7

                                                   Shares/              Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
Moran Transportation Co., Bank Debt, 8.25%,
 12/31/05                                          $ 2,494 $  2,487,500   1.2%
                                                           ------------  ----
Total Corporate Debt Securities
 (amortized cost $206,778,988)                              191,076,831  95.3
                                                           ------------  ----
EQUITY INVESTMENTS -- 3.2%
Aladdin Gaming/Capital Corp., Warrants,
 3/1/10/1/,/3/                                      27,500            0   0.0
Allegiance Telecom, Inc., Warrants, 2/3/08/1/,/3/    1,000            0   0.0
Arch Communications Group, Inc., Common Stock/1/   197,524      790,095   0.4
Arch Communications Group, Inc., Warrants,
 9/1/01/1/                                          68,783       12,897   0.0
Classic Communications, Inc., Common Stock/1/,/3/    5,250            0   0.0
Concentric Network Corp., Pfd, 13.5% PIK, 6/1/10     1,175    1,081,396   0.5
Convergent Communications, Inc., Common Stock/1/    10,800      112,050   0.1
DTI Holdings, Inc., Warrants, 3/1/08/1/,/3/         25,000            0   0.0
Glasstech, Inc., Warrants, 6/30/04/1/,/3/            1,000            0   0.0
Gulf States Steel, Warrants, 4/15/03/1/,/3/            500            0   0.0
Harvard Industries, Inc., Common Stock/1/          191,199    1,780,540   1.0
Optel, Inc., Class C Common Stock/1/                   750            7   0.0
Orion Network Systems, Warrants, 1/15/07/1/,/3/      1,250            0   0.0
Paging Network do Brasil Holding Co. LLC,
 Warrants/1/,/3/                                       500            0   0.0
Pathnet, Inc., Warrants, 4/15/08/1/,/3/              1,000            0   0.0
Paxson Communications, Pfd, 12.5% PIK, 10/31/06      1,063    1,137,422   0.6
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10      1,162    1,185,689   0.6
Sabreliner Corp., Warrants, 4/15/03/1/,/3/             500            0   0.0
San Jacinto Holdings, Common Stock/1/,/3/            2,246            0   0.0
Spincycle, Inc., Warrants, 5/1/05/1/,/3/               750            0   0.0
Splitrock Services, Inc., Warrants, 7/15/08/1/       1,250       90,000   0.0
TransContinental Corp, Pfd, 6%/1/                   60,000       40,980   0.0
TransContinental Corp, Pfd, 3%/1/                   41,494       28,340   0.0
TCR Holding Corp., Pfd, Class B/1/                  50,747        3,045   0.0

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6

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                    Shares/               Percent
                                      Par                 of Net
Description                          (000)      Value     Assets
-----------------------------------------------------------------
EQUITY INVESTMENTS -- (continued)
TCR Holding Corp., Pfd, Class C/1/  $ 27,911 $      1,563   0.0%
TCR Holding Corp., Pfd, Class D/1/    73,583        3,900   0.0
TCR Holding Corp., Pfd, Class E/1/   152,241        9,591   0.0
US Leather Corp., Common Stock/1/     93,269       69,952   0.0
                                             ------------   ---
Total Equity Investments
 (cost $7,654,076)                              6,347,467   3.2
                                             ------------   ---

SECURITIES LENDING PROGRAM ASSETS -- 4.6%
Lehman Brothers Holdings, Inc. 5.95%, dated
 9/30/99, matures 10/1/99 (at amortized cost)       8,221    8,221,333    4.1
Lehman Brothers Holdings, Inc. MTN Tranche
 #TR00291, dated 3/3/98, daily resettable floating
 rate due 3/3/00 (at amortized cost)                1,000      999,110    0.5
                                                          ------------  -----
                                                             9,220,443    4.6
                                                          ------------  -----
TOTAL INVESTMENTS
 (amortized cost $223,388,469)                            $206,644,741  102.9
Payable Upon Return of Securities Loaned                    (9,220,443)  (4.6)
Other Assets in Excess of Liabilities                        3,339,929    1.7
                                                          ------------  -----
Net Assets                                                $200,764,227  100.0%
Less: Outstanding Preferred Stock                          (70,000,000)
                                                          ------------
Net Assets Applicable to 9,504,994 Shares of Common
 Stock Outstanding                                        $130,764,227
                                                          ============
Net Asset Value Per Common Share
 ($130,764,227/9,504,994)                                       $13.76
                                                                ======
------------------------------------------------------------------------------

/1/Non-income producing security.
/2/Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $22,082,061 or 11.0% of net assets.
/3/Board valued security. These securities amounted to $314,557 or less than
  0.2% of net assets.
/4/Security is in default.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              Pacholder Fund, Inc.



                              Third Quarter Report
                               September 30, 1999

--------------------------------------------------------------------------------

                              PACHOLDER FUND, INC.

                             Directors and Officers

                 William J. Morgan            Anthony L. Longi, Jr.
                 Chairman and Treasurer       President



                 John F. Williamson           James P. Shanahan, Jr.
                 Director                     Secretary


                 George D. Woodard            James E. Gibson
                 Director                     Senior Vice President


                 Daniel A. Grant              Mark H. Prenger
                 Director                     Assistant Treasurer

                              Investment Objective
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
     investing primarily in high yield, lower rated fixed-income securities of domestic companies.

                               Investment Advisor
                            Pacholder & Company, LLC

                                 Administrator
                    Kenwood Administrative Management, Inc.

                          Custodian and Transfer Agent
                               Firstar Bank, N.A.

                                 Legal Counsel
                       Piper Marbury Rudnick & Wolfe LLP

                              Independent Auditors
                             Deloitte & Touche LLP

                               Executive Offices
                              Pacholder Fund, Inc.
                              8044 Montgomery Road
                                   Suite 480
                              Cincinnati, OH 45236
                                 (513) 985-3200
                            Website: www.phf-hy.com

                      This report is for the information
                   of shareholders of Pacholder Fund, Inc.
                       It is not a prospectus, offering
                  circular or other representation intended
                   for use in connection with the purchase
                     or sale of shares of the Fund or any
                     securities mentioned in this report.


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